Share Based Compensation - Summary of RSU activity (Details) - Restricted Stock - American Depositary Shares - $ / shares	1 Months Ended		12 Months Ended
	Oct. 31, 2024	Apr. 30, 2024	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	804,766	3,501,350
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period			0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period			(120,628)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number			4,185,488
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.39	$ 3.92
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value			$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value			3.92
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value			$ 3.43